Notes to the Balance Sheet - Summary of Other Comprehensive Income Reserve (Details) - EUR (€)	Dec. 31, 2022	Dec. 31, 2021
Subclassifications of assets, liabilities and equities [abstract]
Reserve of exchange differences on translation	€ 115,354,088	€ 52,785,077
Reserve of change in value of time value of options	€ (27,486)	€ (27,486)